Employee Benefits - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Defined Benefit Plan Disclosure [Line Items]
Employee benefits expenses related to full-time employees of subsidiaries and VIE subsidiaries incorporated in PRC	$ 5.4	33.7	24.3	24.8